Mortgage Notes Payable, Net (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Mortgage Notes Payable

The following is a summary of the Company's mortgage notes payable, net (in thousands):

	Outstanding borrowings	Premium, net	Deferred Finance Costs, net	Carrying Value	Outstanding borrowings	Premium, net	Deferred Finance Costs, net	Carrying Value
Collateral	June 30, 2020				December 31, 2019
Uptown Buckhead	$19,070	$-	$(161)	$18,909	$19,264	$-	$(178)	$19,086
Crosstown at Chapel Hill	42,650	—	(295)	42,355	42,650	—	(325)	42,325
The Brookwood - Key Bank	16,850	135	(63)	16,922	17,063	186	(88)	17,161
The Brookwood - Capital One	2,542	10	(11)	2,541	2,566	14	(15)	2,565
Adair off Addison and Adair off Addison Apartment Homes	33,210	—	(349)	32,861	33,210	—	(380)	32,830
1000 Spalding Crossing	23,501	—	(84)	23,417	23,737	—	(113)	23,624
Montclair Terrace	19,742	—	(155)	19,587	19,958	—	(182)	19,776
Grand Reserve	47,845	—	(506)	47,339	47,845	—	(539)	47,306
Verdant Apartment Homes	36,574	—	(150)	36,424	36,913	—	(178)	36,735
Arcadia Apartment Homes	39,417	—	(165)	39,252	39,782	—	(195)	39,587
Ravina Apartment Homes	25,877	—	(129)	25,748	26,241	—	(165)	26,076
81 Fifty at West Hills Apartment Homes	51,330	—	(314)	51,016	51,833	—	(368)	51,465
The Palmer at Las Colinas	45,700	—	(404)	45,296	45,700	—	(437)	45,263
Windbrooke Crossing	36,871	—	(237)	36,634	37,222	—	(272)	36,950
Woods of Burnsville	37,374	—	(310)	37,064	37,744	—	(355)	37,389
Indigo Creek	39,998	—	(281)	39,717	40,402	—	(320)	40,082
Martin's Point	29,649	—	(258)	29,391	29,944	—	(289)	29,655
	$548,200	$145	$(3,872)	$544,473	$552,074	$200	$(4,399)	$547,875

The following table presents additional information about the Company's mortgage notes payable, net at June 30, 2020 (in thousands, except percentages):

	Maturity Date	Margin over LIBOR	Annual Interest Rate	Average Monthly Debt Service	Average Monthly Escrow
Uptown Buckhead	7/1/2025	2.22%	2.38%	$71	$52	(1)(3)(5)
Crosstown at Chapel Hill	7/1/2025	1.77%	1.93%	69	74	(1)(3)(4)
The Brookwood - Key Bank	11/1/2021	—	4.73%	104	80	(2(6)
The Brookwood - Capital One	11/1/2021	—	5.40%	16	—	(2(6)
Adair off Addison and Adair off Addison Apartment Homes	5/1/2026	1.64%	1.80%	56	74	(1)(3)(4)
1000 Spalding Crossing	1/1/2022	—	3.88%	116	51	(2(6)
Montclair Terrace	6/1/2023	2.45%	2.61%	80	27	(1)(3)(6)
Grand Reserve	5/1/2028	1.72%	1.88%	76	90	(1)(3)(4)
Verdant Apartment Homes	5/1/2023	-	3.89%	176	37	(2
Arcadia Apartment Homes	5/1/2023	-	3.89%	189	35	(2)(6)
Ravina Apartment Homes	5/1/2022	-	3.76%	144	151	(2)(6)
81 Fifty at West Hills Apartment Homes	7/1/2023	2.36%	2.52%	205	58	(1)(3)(6)
The Palmer at Las Colinas	9/1/2026	2.11%	2.27%	85	156	(1)(3)(4)
Windbrooke Crossing	1/1/2024	2.69%	2.85%	154	65	(1)(3)(6)
Woods of Burnsville	2/1/2024	2.13%	2.29%	145	121	(1)(3)(6)
Indigo Creek	5/1/2024	1.93%	2.09%	127	52	(1)(3)(6)
Martin's Point	11/1/2024	1.86%	2.02%	111	76	(1)(3)(6)

(1)	Variable rate based on one-month LIBOR of 0.1623% (as of June 30, 2020) plus a fixed margin
(2)	Fixed rate
(3)	Variable rate hedged with interest rate cap cash flow hedge
(4)	Monthly interest-only payment currently required
(5)	Monthly fixed principal plus interest payment required
(6)	Fixed monthly payment of principal and interest payment required

The following table presents a summary of the Company's mortgage notes payable, net (in thousands):

	December 31, 2019				December 31, 2018
Collateral	Outstanding borrowings	Premium, net	Deferred Financing Costs, net	Carrying Value	Outstanding borrowings	Premium, net	Deferred Financing Costs, net	Carrying Value
Overton Trails Apartment Homes	$—	$—	$—	$—	$29,841	$—	$(246)	$29,595
Uptown Buckhead	19,264	—	(178)	19,086	19,651	—	(213)	19,438
Crosstown at Chapel Hill	42,650	—	(325)	42,325	42,650	—	(386)	42,264
The Brookwood - Key Bank	17,063	186	(88)	17,161	17,477	291	(137)	17,631
The Brookwood - Capital One	2,566	14	(15)	2,565	2,613	22	(24)	2,611
Adair off Addison and Adair off Addison Apartment Homes	33,210	—	(380)	32,830	24,629	—	(233)	24,396
1000 Spalding Crossing	23,737	—	(113)	23,624	24,195	—	(171)	24,024
Montclair Terrace	19,958	—	(182)	19,776	20,312	—	(234)	20,078
Grand Reserve	47,845	—	(539)	47,306	47,845	—	(606)	47,239
Verdant Apartment Homes	36,913	—	(178)	36,735	37,300	—	(233)	37,067
Arcadia Apartment Homes	39,782	—	(195)	39,587	40,200	—	(256)	39,944
Ravina Apartment Homes	26,241	—	(165)	26,076	26,951	—	(239)	26,712
81 Fifty at West Hills Apartment Homes	51,833	—	(368)	51,465	52,645	—	(477)	52,168
The Palmer at Las Colinas	45,700	—	(437)	45,263	45,700	—	(506)	45,194
Windbrooke Crossing	37,222	—	(272)	36,950	37,788	—	(343)	37,445
Woods of Burnsville	37,744	—	(355)	37,389	38,250	—	(445)	37,805
Indigo Creek	40,402	—	(320)	40,082	40,789	—	(397)	40,392
Martin's Point	29,944	—	(289)	29,655	29,990	—	(351)	29,639
	$552,074	$200	$(4,399)	$547,875	$578,826	$313	$(5,497)	$573,642

The following table presents additional information about the Company's mortgage notes payable, net (in thousands, except percentages):

	Maturity Date	Margin over LIBOR	Annual Interest Rate	Average Monthly Debt Service	Average Monthly Escrow
Overton Trails Apartment Homes	—	—	—	$—	$—	(8)
Uptown Buckhead	7/1/2025	2.22%	3.98%	$104	$63	(1)(3)(5)
Crosstown at Chapel Hill	7/1/2025	1.77%	3.53%	$142	$279	(1)(3)(4)(7)
The Brookwood - Key Bank	11/1/2021	—	4.73%	$104	$54	(2)(6)
The Brookwood - Capital One	11/1/2021	—	5.40%	$16	$—	(2)(6)
Adair off Addison and Adair off Addison Apartment Homes	5/1/2026	1.64%	3.40%	$107	$81	(1)(3)(9)
1000 Spalding Crossing	1/1/2022	—	3.88%	$116	$51	(2)(4)
Montclair Terrace	6/1/2023	2.45%	4.21%	$107	$102	(1)(3)(6)
Grand Reserve	5/1/2028	1.72%	3.48%	$157	$90	(1)(3)(4)(7)
Verdant Apartment Homes	5/1/2023	—	3.89%	$176	$37	(2)(4)
Arcadia Apartment Homes	5/1/2023	—	3.89%	$189	$35	(2)(4)
Ravina Apartment Homes	5/1/2022	—	3.76%	$144	$144	(2)(6)
81 Fifty at West Hills Apartment Homes	7/1/2023	2.36%	4.12%	$269	$58	(1)(3)(4)
The Palmer at Las Colinas	9/1/2026	2.11%	3.87%	$166	$159	(1)(3)(4)
Windbrooke Crossing	1/1/2024	2.69%	4.45%	$201	$65	(1)(3)(4)
Woods of Burnsville	2/1/2024	2.13%	3.89%	$190	$84	(1)(3)(4)
Indigo Creek	5/1/2024	1.93%	3.69%	$199	$52	(1)(3)(4)
Martin's Point	11/1/2024	1.86%	3.62%	$149	$76	(1)(3)(4)

(1)	Variable rate based on one-month LIBOR of 1.76250% (as of December 31, 2019) plus a fixed margin
(2)	Fixed rate
(3)	Variable rate hedged with interest rate cap cash flow hedge
(4)	Monthly interest-only payment currently required
(5)	Monthly fixed principal plus interest payment required
(6)	Fixed monthly payment of principal and interest payment required
(7)	Originated during the year ended December 31, 2018 through refinancing
(8)	Mortgage note payable related to asset sold on February 28, 2019
(9)	Originated during the year ended December 31, 2019 through refinancing

Schedule of Annual Principal Payments

Annual principal payments on the mortgage notes payable, excluding amortization of the mortgage premium and deferred financing costs, for each of the next five 12-month periods ending June 30, and thereafter, are as follows (in thousands):

2021	$8,271
2022	76,177
2023	99,598
2024	159,733
2025	30,794
Thereafter	173,627
Total principal payments	$548,200

Annual principal payments on the mortgage notes payable for each of the next five years ending December 31, and thereafter, is as follows (in thousands):

2020	$7,052
2021	26,891
2022	55,615
2023	146,304
2024	138,676
Thereafter	177,536
$552,074

Amortization of Deferred Financing Costs
Amortization of deferred financing costs for the next five 12-month periods ending June 30, and thereafter, is as follows (in thousands):

2021	$1,047
2022	952
2023	808
2024	478
2025	291
Thereafter	296
$3,872

Amortization of deferred financing costs for the next five years ending December 31, and thereafter, are as follows (in thousands):

2020	$1,052
2021	1,025
2022	862
2023	671
2024	355
Thereafter	434
$4,399